Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense	$ 426,453	$ 159,472
Deferred income tax credit	(212,714)	(83,474)
Provision for income taxes	213,739	75,998
Current
Federal	301,976	148,006
State	124,477	11,466
Total	426,453	159,472
Deferred
Federal	(194,785)	(72,682)
State	(17,929)	(10,792)
Total	$ (212,714)	$ (83,474)